Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 28.14%
FHLMC	2.00%	6-1-2050	$1,092,751	$900,417
FHLMC	2.00	7-1-2050	1,223,161	1,003,255
FHLMC	2.50	11-1-2050	804,124	689,475
FHLMC	2.50	2-1-2051	1,484,591	1,274,385
FHLMC	2.50	5-1-2051	457,330	391,545
FHLMC	2.50	9-1-2051	1,418,329	1,209,557
FHLMC	3.00	8-1-2049	1,366,070	1,231,416
FHLMC	3.00	1-1-2050	988,293	889,624
FHLMC	3.00	7-1-2050	480,436	428,586
FHLMC	3.50	7-1-2049	470,814	440,588
FHLMC	3.50	9-1-2049	248,238	232,224
FHLMC	3.50	1-1-2050	241,305	225,663
FHLMC	4.50	12-1-2052	1,785,582	1,772,931
FHLMC	5.00	12-1-2054	997,345	1,006,042
FHLMC	5.50	1-1-2055	2,434,155	2,504,429
FNMA	2.00	6-1-2050	1,431,541	1,174,248
FNMA	2.00	7-1-2050	1,774,531	1,451,943
FNMA	2.00	9-1-2050	631,145	517,524
FNMA	2.00	11-1-2050	1,210,079	992,339
FNMA	2.50	9-1-2049	145,441	124,671
FNMA	2.50	12-1-2049	272,689	234,564
FNMA	2.50	4-1-2050	279,115	239,356
FNMA	2.50	8-1-2050	278,576	239,192
FNMA	2.50	11-1-2050	250,523	215,052
FNMA	2.50	12-1-2050	1,111,720	954,199
FNMA	2.50	7-1-2051	1,479,267	1,267,646
FNMA	3.00	8-1-2049	255,382	230,281
FNMA	3.00	2-1-2050	270,994	243,767
FNMA	3.00	5-1-2050	195,528	175,702
FNMA	3.00	6-1-2050	235,884	211,965
FNMA	3.00	7-1-2050	97,782	87,806
FNMA	3.00	8-1-2050	672,539	603,717
FNMA	3.00	9-1-2050	1,895,267	1,700,142
FNMA	3.00	5-1-2051	647,973	579,940
FNMA	3.00	6-1-2051	683,964	610,931
FNMA	3.00	7-1-2051	224,901	201,165
FNMA	3.50	6-1-2048	1,769,335	1,660,271
FNMA	3.50	5-1-2049	270,687	253,364
FNMA	3.50	6-1-2049	920,878	861,852
FNMA	3.50	8-1-2049	457,768	428,285
FNMA	3.50	11-1-2049	547,791	510,004
FNMA	3.50	2-1-2050	385,783	359,655
FNMA	3.50	9-1-2050	1,896,598	1,773,481
FNMA	3.50	1-1-2051	1,581,211	1,478,567
FNMA	3.50	2-1-2051	807,780	755,343
FNMA	3.94	11-1-2030	895,000	891,871
FNMA	4.00	6-1-2048	684,068	664,070
FNMA	4.00	8-1-2048	210,276	203,931
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	9-1-2048	$180,083	$174,093
FNMA	4.00	11-1-2048	200,842	194,835
FNMA	4.00	1-1-2049	137,714	133,260
FNMA	4.00	3-1-2049	367,954	357,126
FNMA	4.00	1-1-2050	262,611	253,703
FNMA	4.00	1-1-2051	1,232,702	1,193,579
FNMA	4.00	3-1-2051	273,975	264,953
FNMA	4.00	5-1-2051	258,809	249,944
FNMA	4.00	6-1-2052	389,061	372,877
FNMA	4.28	2-1-2030	500,000	506,505
FNMA	4.35	12-1-2029	500,000	507,086
FNMA	4.40	1-1-2030	500,000	507,952
FNMA	4.45	1-1-2031	300,000	305,293
FNMA	4.46	2-1-2031	816,374	829,309
FNMA	4.50	7-1-2048	239,422	238,589
FNMA	4.50	9-1-2052	274,333	269,809
FNMA	4.50	10-1-2052	249,351	245,393
FNMA	4.51	2-1-2030	430,000	438,362
FNMA	4.56	3-1-2030	380,000	388,725
FNMA	4.72	10-1-2031	350,000	359,630
FNMA	4.83	4-1-2031	800,000	827,738
FNMA	4.98	5-1-2030	408,421	421,698
FNMA	5.17	3-1-2031	994,288	1,036,008
FNMA	5.20	3-1-2031	943,948	981,304
FNMA	5.23	2-1-2032	745,594	781,928
FNMA	5.24	12-1-2030	797,655	832,953
FNMA	5.50	12-1-2054	1,854,858	1,904,212
Total agency securities (Cost $48,912,823)				50,673,845
Asset-backed securities: 12.30%
Ally Auto Receivables Trust Series 2025-1 Class A4	4.08	6-16-2031	410,000	412,564
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,034,860
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	749,659
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	945,000	974,798
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	370,000	374,213
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1	4.06	9-15-2030	395,000	396,369
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	810,000	833,781
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	127,180
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	332,128
John Deere Owner Trust Series 2025-A Class A4	4.42	2-17-2032	245,000	247,743
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,021,403
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,150,000	1,172,547
SBA Small Business Investment Cos. Series 2025-10B Class 1	4.53	9-10-2035	1,260,000	1,264,769
Small Business Administration Participation Certificates Series 2024- 25G Class 1	4.89	7-1-2049	770,069	782,412
Small Business Administration Participation Certificates Series 2024- 25H Class 1	4.73	8-1-2049	1,068,067	1,076,563
Toyota Auto Loan Extended Note Trust Series 2023-1A Class A144A	4.93	6-25-2036	120,000	122,790
See accompanying notes to portfolio of investments
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65%	5-25-2038	$435,000	$445,030
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	59,772	57,594
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,152,310	1,173,081
U.S. Small Business Administration Series 2023-25E Class 1	4.62	5-1-2048	879,211	878,818
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,113,440	1,149,329
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,220,985	1,257,492
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,509,035	1,565,946
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	91,331	93,419
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	825,102	845,371
U.S. Small Business Administration Series 2024-25F Class 1	5.04	6-1-2049	1,055,633	1,080,249
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	148,237	146,968
U.S. Small Business Administration Series 2024-25L Class 1	4.82	12-1-2049	775,721	786,122
U.S. Small Business Administration Series 2025-20A Class 1	5.24	1-1-2045	983,597	1,016,314
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	196,742	201,325
World Omni Auto Receivables Trust Series 2025-D Class A4	4.07	2-17-2032	515,000	517,033
Total asset-backed securities (Cost $21,672,620)				22,137,870
Corporate bonds and notes: 26.75%
Basic materials: 0.43%
Chemicals: 0.40%
Eastman Chemical Co.	5.75	3-8-2033	160,000	168,156
Mosaic Co.	4.60	11-15-2030	100,000	100,351
PPG Industries, Inc.	4.38	3-15-2031	155,000	155,258
Sherwin-Williams Co.	2.95	8-15-2029	210,000	201,384
Sherwin-Williams Co.	4.50	8-15-2030	90,000	90,899
				716,048
Mining: 0.03%
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	50,000	52,451
Communications: 1.53%
Internet: 0.07%
Meta Platforms, Inc.	4.60	11-15-2032	125,000	126,869
Media: 0.31%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	270,000	254,539
Comcast Corp.	1.95	1-15-2031	50,000	44,544
Comcast Corp.	4.60	10-15-2038	120,000	112,982
Comcast Corp.	4.95	5-15-2032	140,000	143,557
				555,622
Telecommunications: 1.15%
AT&T, Inc.	2.25	2-1-2032	150,000	132,290
AT&T, Inc.	2.75	6-1-2031	130,000	119,802
AT&T, Inc.	4.50	5-15-2035	120,000	116,569
AT&T, Inc.	4.55	11-1-2032	85,000	85,155
AT&T, Inc.	4.65	6-1-2044	40,000	35,233
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
AT&T, Inc.	4.75%	5-15-2046	$180,000	$160,003
AT&T, Inc.	5.35	9-1-2040	120,000	120,425
Motorola Solutions, Inc.	5.00	4-15-2029	100,000	102,532
T-Mobile USA, Inc.	2.40	3-15-2029	120,000	113,672
T-Mobile USA, Inc.	2.55	2-15-2031	130,000	119,102
T-Mobile USA, Inc.	3.38	4-15-2029	100,000	97,470
T-Mobile USA, Inc.	3.88	4-15-2030	200,000	197,008
Verizon Communications, Inc.	1.75	1-20-2031	220,000	194,069
Verizon Communications, Inc.	2.36	3-15-2032	330,000	291,666
Verizon Communications, Inc.	4.40	11-1-2034	150,000	145,692
Verizon Communications, Inc.	4.81	3-15-2039	50,000	48,081
				2,078,769
Consumer, cyclical: 1.45%
Auto manufacturers: 1.19%
American Honda Finance Corp.	2.25	1-12-2029	120,000	113,400
American Honda Finance Corp.	4.40	9-5-2029	110,000	111,034
American Honda Finance Corp.	4.90	3-13-2029	160,000	163,845
BMW U.S. Capital LLC144A	4.50	8-11-2030	70,000	70,500
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	50,771
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	46,343
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	150,000	142,376
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	150,000	154,734
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	182,921
General Motors Financial Co., Inc.	2.40	10-15-2028	60,000	57,188
General Motors Financial Co., Inc.	2.70	6-10-2031	50,000	45,268
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	79,849
General Motors Financial Co., Inc.	5.00	4-9-2027	250,000	252,524
Hyundai Capital America144A	5.30	1-8-2030	220,000	226,876
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	150,000	153,116
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	154,525
Toyota Motor Credit Corp.	5.10	3-21-2031	140,000	145,837
				2,151,107
Entertainment: 0.09%
WarnerMedia Holdings, Inc.	4.05	3-15-2029	100,000	96,999
WarnerMedia Holdings, Inc.	4.28	3-15-2032	76,000	69,445
				166,444
Retail: 0.17%
AutoZone, Inc.	5.10	7-15-2029	130,000	134,051
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	163,372
				297,423
Consumer, non-cyclical: 3.93%
Commercial services: 1.23%
Cornell University Series 2025	4.73	6-15-2035	350,000	354,877
Equifax, Inc.	2.35	9-15-2031	120,000	106,806
See accompanying notes to portfolio of investments
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Equifax, Inc.	4.80%	9-15-2029	$50,000	$50,815
Equifax, Inc.	5.10	6-1-2028	50,000	50,997
J Paul Getty Trust	4.91	4-1-2035	450,000	462,771
Leland Stanford Junior University	4.68	3-1-2035	420,000	424,664
Massachusetts Institute of Technology	3.96	7-1-2038	100,000	94,135
Massachusetts Institute of Technology	5.62	6-1-2055	215,000	226,262
RELX Capital, Inc.	5.25	3-27-2035	100,000	103,958
University of Southern California	3.03	10-1-2039	400,000	334,883
				2,210,168
Food: 0.38%
Ingredion, Inc.	2.90	6-1-2030	170,000	159,905
Ingredion, Inc.	3.20	10-1-2026	30,000	29,781
Mars, Inc.144A	5.00	3-1-2032	100,000	103,347
Mars, Inc.144A	5.20	3-1-2035	150,000	155,193
McCormick & Co., Inc.	2.50	4-15-2030	260,000	242,271
				690,497
Healthcare-products: 0.51%
Agilent Technologies, Inc.	2.10	6-4-2030	130,000	118,823
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	47,578
Baxter International, Inc.	2.27	12-1-2028	220,000	207,199
Baxter International, Inc.	3.95	4-1-2030	100,000	97,426
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	163,671
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	116,513
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	118,839
Revvity, Inc.	1.90	9-15-2028	50,000	47,031
				917,080
Healthcare-services: 1.07%
Ascension Health Series 2025	4.92	11-15-2035	235,000	238,720
Duke University Health System, Inc. Series 2017	3.92	6-1-2047	210,000	172,138
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	130,000	118,371
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	160,000	164,749
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	200,000	150,333
Laboratory Corp. of America Holdings	4.35	4-1-2030	170,000	170,446
Mayo Clinic Series 2021	3.20	11-15-2061	100,000	65,897
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	120,000	118,551
Roche Holdings, Inc.144A%%	4.08	12-2-2030	200,000	200,118
Stanford Health Care Series 2020	3.31	8-15-2030	250,000	241,661
Sutter Health	5.16	8-15-2033	175,000	181,022
UnitedHealth Group, Inc.	5.15	7-15-2034	100,000	103,416
				1,925,422
Pharmaceuticals: 0.74%
Becton Dickinson & Co.	1.96	2-11-2031	230,000	204,725
Becton Dickinson & Co.	4.30	8-22-2032	50,000	49,472
Becton Dickinson & Co.	4.87	2-8-2029	110,000	112,234
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
CVS Health Corp.	1.75%	8-21-2030	$200,000	$177,849
CVS Health Corp.	5.13	2-21-2030	200,000	205,911
CVS Health Corp.	5.25	2-21-2033	230,000	238,015
EMD Finance LLC144A	4.63	10-15-2032	150,000	151,284
Novartis Capital Corp.	4.10	11-5-2030	130,000	130,501
Pfizer, Inc.	4.20	11-15-2030	70,000	70,335
				1,340,326
Energy: 2.32%
Oil & gas: 0.65%
BP Capital Markets America, Inc.	4.89	9-11-2033	170,000	174,067
Coterra Energy, Inc.	3.90	5-15-2027	110,000	109,544
Coterra Energy, Inc.	4.38	3-15-2029	190,000	190,311
EOG Resources, Inc.	5.00	7-15-2032	60,000	61,606
Marathon Petroleum Corp.	5.15	3-1-2030	210,000	216,249
Phillips 66 Co.	5.25	6-15-2031	270,000	281,829
Shell Finance U.S., Inc.	4.13	11-6-2030	140,000	140,731
				1,174,337
Oil & gas services: 0.16%
Halliburton Co.	2.92	3-1-2030	300,000	284,662
Pipelines: 1.51%
Energy Transfer LP	3.75	5-15-2030	100,000	97,558
Energy Transfer LP	5.20	4-1-2030	130,000	134,499
Energy Transfer LP	6.40	12-1-2030	260,000	282,248
Enterprise Products Operating LLC	4.60	1-15-2031	60,000	60,878
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	440,000	391,927
Gulfstream Natural Gas System LLC144A	5.60	7-23-2035	170,000	175,190
Kinder Morgan, Inc.	5.00	2-1-2029	50,000	51,247
Kinder Morgan, Inc.	5.15	6-1-2030	220,000	227,962
MPLX LP	4.95	9-1-2032	340,000	342,725
MPLX LP	5.00	3-1-2033	150,000	151,435
MPLX LP	5.40	9-15-2035	50,000	50,598
ONEOK, Inc.	3.25	6-1-2030	145,000	137,944
ONEOK, Inc.	4.40	10-15-2029	20,000	20,062
ONEOK, Inc.	4.95	10-15-2032	60,000	60,417
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	160,000	165,907
Sabine Pass Liquefaction LLC	4.50	5-15-2030	170,000	171,008
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	100,000	95,704
Williams Cos., Inc.	4.65	8-15-2032	85,000	85,525
Williams Cos., Inc.	4.90	3-15-2029	10,000	10,213
				2,713,047
Financial: 9.40%
Banks: 5.27%
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	300,000	272,211
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	45,961
See accompanying notes to portfolio of investments
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92%	10-24-2031	$130,000	$116,604
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	350,000	315,534
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	88,886
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	250,000	251,566
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	180,000	187,094
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	100,000	99,180
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	180,000	163,784
Citigroup, Inc. (U.S. SOFR+1.17%)±	4.50	9-11-2031	95,000	95,666
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	116,711
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	50,000	50,456
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	46,016
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	170,000	173,128
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	130,000	120,602
Citigroup, Inc. (U.S. SOFR+4.55%)±	5.32	3-26-2041	120,000	121,543
Citigroup, Inc. (U.S. SOFR 3 Month+1.45%)±	4.08	4-23-2029	120,000	119,932
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	360,000	369,104
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	80,000	78,397
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	110,000	115,708
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	110,000	111,502
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	270,000	240,504
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	310,000	318,462
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	100,000	89,922
Goldman Sachs Group, Inc. (U.S. SOFR+1.28%)±	2.62	4-22-2032	100,000	91,459
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	100,000	92,554
Huntington Bancshares, Inc.	2.55	2-4-2030	130,000	121,079
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	170,000	172,159
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	200,000	190,840
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	130,000	117,693
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	150,000	138,441
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	110,000	112,941
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	180,000	160,271
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	100,000	91,834
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	250,000	250,786
KeyBank NA	3.90	4-13-2029	300,000	294,994
KeyCorp (U.S. SOFR+1.23%)±	5.12	4-4-2031	100,000	102,834
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	60,000	60,105
M&T Bank Corp. (U.S. SOFR+1.40%)±	5.18	7-8-2031	120,000	123,110
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	170,000	171,540
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	125,000	129,290
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	180,000	160,537
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	100,000	104,518
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	170,000	174,978
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	120,000	124,200
Morgan Stanley (U.S. SOFR+1.56%)±	5.32	7-19-2035	100,000	103,854
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	110,000	112,618
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	82,678
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	51,184
Morgan Stanley (U.S. SOFR 3 Month+1.40%)±	3.77	1-24-2029	10,000	9,934
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43%	1-23-2030	$110,000	$110,824
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	70,000	72,585
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	110,000	114,716
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	51,407
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	210,000	227,603
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	45,302
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	220,000	220,152
Truist Bank	2.25	3-11-2030	250,000	229,624
Truist Bank (5 Year Treasury Constant Maturity+1.15%)±	4.63	9-17-2029	250,000	251,599
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	110,000	113,471
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	50,000	51,869
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	200,000	214,704
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	115,000	119,496
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	84,563
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	200,000	207,282
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	110,000	116,511
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	180,000	188,695
Wells Fargo & Co. (U.S. SOFR 3 Month+1.57%)±	3.58	5-22-2028	10,000	9,927
				9,485,234
Diversified financial services: 0.38%
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	93,009
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	120,000	131,674
Capital One Financial Corp. (U.S. SOFR+1.25%)±	4.49	9-11-2031	75,000	74,952
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	170,000	165,055
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	170,000	174,583
Voya Global Funding144A	4.60	11-24-2030	40,000	40,330
				679,603
Insurance: 1.24%
American International Group, Inc.	4.85	5-7-2030	40,000	40,961
Aon Corp.	3.75	5-2-2029	140,000	138,274
Aon North America, Inc.	5.15	3-1-2029	110,000	113,253
Corebridge Global Funding144A	5.20	1-12-2029	100,000	102,615
Corebridge Global Funding144A	5.90	9-19-2028	160,000	167,299
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	180,000	161,443
Met Tower Global Funding144A	5.25	4-12-2029	150,000	155,459
Metropolitan Life Global Funding I144A	2.95	4-9-2030	150,000	142,788
Mutual of Omaha Cos. Global Funding144A	4.75	10-15-2029	100,000	101,734
Mutual of Omaha Cos. Global Funding144A	5.00	4-1-2030	100,000	102,386
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	100,000	103,565
New York Life Global Funding144A	1.20	8-7-2030	30,000	26,254
NLG Global Funding144A	4.35	9-15-2030	95,000	94,171
NLG Global Funding144A	5.40	1-23-2030	125,000	129,347
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	160,000	114,250
Pacific Life Global Funding II144A	2.45	1-11-2032	210,000	187,453
Pacific Life Global Funding II144A	4.90	1-11-2029	100,000	102,377
See accompanying notes to portfolio of investments
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Principal Life Global Funding II144A	5.10%	1-25-2029	$100,000	$102,616
Protective Life Global Funding144A	5.22	6-12-2029	150,000	155,178
				2,241,423
REITs: 2.51%
Agree LP	2.90	10-1-2030	280,000	262,661
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	240,000	203,490
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	112,618
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,834
AvalonBay Communities, Inc.%%	4.35	12-1-2030	80,000	80,385
CubeSmart LP	2.25	12-15-2028	230,000	217,742
CubeSmart LP	4.38	2-15-2029	180,000	180,675
Digital Realty Trust LP	4.45	7-15-2028	250,000	251,988
Extra Space Storage LP	3.90	4-1-2029	200,000	197,697
Extra Space Storage LP	4.95	1-15-2033	40,000	40,483
Extra Space Storage LP	5.50	7-1-2030	130,000	135,908
Federal Realty OP LP	3.20	6-15-2029	180,000	173,738
Federal Realty OP LP	5.38	5-1-2028	140,000	143,769
Healthpeak OP LLC	2.88	1-15-2031	230,000	213,224
Healthpeak OP LLC	3.50	7-15-2029	200,000	194,738
Kimco Realty OP LLC	2.25	12-1-2031	115,000	102,189
NNN REIT, Inc.	4.30	10-15-2028	110,000	110,667
NNN REIT, Inc.	4.60	2-15-2031	140,000	141,275
Prologis LP	1.75	7-1-2030	110,000	98,922
Prologis LP	1.75	2-1-2031	30,000	26,531
Prologis LP	4.75	1-15-2031	30,000	30,736
Regency Centers LP	5.00	7-15-2032	100,000	102,866
Rexford Industrial Realty LP	5.00	6-15-2028	280,000	284,762
UDR, Inc.	2.10	8-1-2032	200,000	171,756
UDR, Inc.	3.00	8-15-2031	200,000	185,620
UDR, Inc.	3.20	1-15-2030	40,000	38,431
Ventas Realty LP	2.50	9-1-2031	30,000	27,034
Ventas Realty LP	4.00	3-1-2028	110,000	109,728
Ventas Realty LP	4.13	1-15-2026	110,000	109,930
Welltower OP LLC	2.75	1-15-2032	150,000	136,924
Welltower OP LLC	2.80	6-1-2031	30,000	27,864
Weyerhaeuser Co.	3.38	3-9-2033	210,000	192,725
Weyerhaeuser Co.	4.00	4-15-2030	180,000	177,870
				4,514,780
Industrial: 1.34%
Aerospace/defense: 0.40%
Boeing Co.	2.20	2-4-2026	120,000	119,517
Boeing Co.	2.70	2-1-2027	120,000	118,011
Boeing Co.	5.15	5-1-2030	160,000	164,909
Boeing Co.	5.71	5-1-2040	120,000	123,281
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
L3Harris Technologies, Inc.	5.40%	7-31-2033	$150,000	$157,610
RTX Corp.	2.38	3-15-2032	50,000	44,690
				728,018
Building materials: 0.28%
Amrize Finance U.S. LLC144A	4.95	4-7-2030	120,000	123,112
Lennox International, Inc.	1.70	8-1-2027	82,000	78,856
Lennox International, Inc.	5.50	9-15-2028	70,000	72,415
Masco Corp.	2.00	10-1-2030	150,000	134,458
Masco Corp.	3.50	11-15-2027	100,000	98,919
				507,760
Machinery-construction & mining: 0.04%
Oshkosh Corp.	3.10	3-1-2030	75,000	71,728
Machinery-diversified: 0.09%
CNH Industrial Capital LLC	5.10	4-20-2029	160,000	163,925
Packaging & containers: 0.32%
Packaging Corp. of America	5.70	12-1-2033	170,000	180,985
Sealed Air Corp.144A	1.57	10-15-2026	350,000	341,373
WRKCo, Inc.	3.90	6-1-2028	50,000	49,693
				572,051
Transportation: 0.21%
FedEx Corp.	3.90	2-1-2035	200,000	185,563
Norfolk Southern Corp.	4.55	6-1-2053	110,000	94,888
Norfolk Southern Corp.	5.10	8-1-2118	100,000	88,707
				369,158
Technology: 1.57%
Computers: 0.40%
Hewlett Packard Enterprise Co.	4.40	10-15-2030	155,000	154,617
Hewlett Packard Enterprise Co.	4.55	10-15-2029	290,000	292,031
HP, Inc.	4.00	4-15-2029	270,000	267,365
				714,013
Semiconductors: 0.26%
Intel Corp.	3.90	3-25-2030	120,000	117,932
Intel Corp.	5.00	2-21-2031	80,000	82,283
Microchip Technology, Inc.	5.05	3-15-2029	50,000	51,039
Microchip Technology, Inc.	5.05	2-15-2030	210,000	214,585
				465,839
Software: 0.91%
Fiserv, Inc.	3.50	7-1-2029	170,000	164,482
Fiserv, Inc.	4.20	10-1-2028	110,000	109,589
Fiserv, Inc.	4.55	2-15-2031	40,000	39,702
Fiserv, Inc.	4.75	3-15-2030	20,000	20,120
See accompanying notes to portfolio of investments
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Oracle Corp.	2.88%	3-25-2031	$200,000	$181,346
Oracle Corp.	2.95	4-1-2030	50,000	46,508
Oracle Corp.	3.80	11-15-2037	160,000	133,075
Oracle Corp.	3.85	7-15-2036	100,000	86,110
Oracle Corp.	4.20	9-27-2029	120,000	118,411
Oracle Corp.	5.88	9-26-2045	235,000	221,585
Oracle Corp.	6.15	11-9-2029	20,000	21,001
Roper Technologies, Inc.	2.95	9-15-2029	170,000	162,628
Roper Technologies, Inc.	4.45	9-15-2030	80,000	80,447
Roper Technologies, Inc.	4.50	10-15-2029	100,000	101,066
Take-Two Interactive Software, Inc.	5.40	6-12-2029	150,000	155,454
				1,641,524
Utilities: 4.78%
Electric: 4.51%
AEP Transmission Co. LLC	5.15	4-1-2034	180,000	184,887
Alabama Power Co.	5.85	11-15-2033	70,000	75,624
Alliant Energy Finance LLC144A	3.60	3-1-2032	220,000	205,525
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	52,992	54,144
American Transmission Systems, Inc.144A	2.65	1-15-2032	230,000	207,974
Black Hills Corp.	4.35	5-1-2033	240,000	232,484
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	100,000	103,417
CenterPoint Energy Houston Electric LLC Series AI	4.45	10-1-2032	320,000	320,261
CenterPoint Energy Houston Electric LLC Series AQ	4.95	8-15-2035	100,000	101,348
Commonwealth Edison Co. Series 103	5.90	3-15-2036	120,000	130,547
Commonwealth Edison Co. Series 132	3.15	3-15-2032	180,000	167,747
Commonwealth Edison Co. Series 133	3.85	3-15-2052	210,000	162,006
Connecticut Light & Power Co.	5.25	1-15-2053	100,000	96,204
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	297,000	307,058
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	143,453
Dominion Energy South Carolina, Inc. Series 2025	5.30	1-15-2035	110,000	114,824
DTE Electric Co. Series C	2.63	3-1-2031	130,000	120,104
Duke Energy Carolinas LLC	3.55	3-15-2052	70,000	51,545
Duke Energy Carolinas LLC	6.00	1-15-2038	120,000	130,508
Duke Energy Carolinas LLC	6.05	4-15-2038	130,000	142,183
Duke Energy Progress LLC	2.00	8-15-2031	230,000	204,204
Duke Energy Progress LLC	3.40	4-1-2032	60,000	56,983
Duke Energy Progress LLC	4.10	3-15-2043	140,000	120,019
Entergy Arkansas LLC	5.15	1-15-2033	180,000	186,953
Entergy Arkansas LLC	5.45	6-1-2034	110,000	115,719
Evergy Kansas Central, Inc.	5.25	3-15-2035	410,000	420,675
Evergy Kansas Central, Inc.	5.70	3-15-2053	100,000	101,113
FirstEnergy Transmission LLC144A	2.87	9-15-2028	120,000	115,897
Florida Power & Light Co.	5.30	6-15-2034	110,000	115,724
Florida Power & Light Co.	5.30	4-1-2053	120,000	117,675
Florida Power & Light Co.	5.65	2-1-2037	30,000	32,262
Indianapolis Power & Light Co.144A	5.05	8-15-2035	240,000	243,568
Indianapolis Power & Light Co.144A	5.65	12-1-2032	100,000	105,217
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Indianapolis Power & Light Co.144A	5.70%	4-1-2054	$190,000	$190,597
Interstate Power & Light Co.	4.95	9-30-2034	100,000	100,351
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	73,663
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	150,000	157,968
Mid-Atlantic Interstate Transmission LLC144A	4.10	5-15-2028	60,000	60,011
Northern States Power Co.	3.40	8-15-2042	110,000	87,305
Northern States Power Co.	4.50	6-1-2052	230,000	199,908
NorthWestern Corp.144A	5.07	3-21-2030	190,000	195,495
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	220,000	187,462
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	135,000	140,518
Public Service Co. of New Hampshire	5.35	10-1-2033	110,000	115,457
Public Service Electric & Gas Co.	3.10	3-15-2032	130,000	121,112
Public Service Electric & Gas Co.	3.95	5-1-2042	180,000	153,927
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,402
Puget Sound Energy, Inc.	5.33	6-15-2034	110,000	114,174
Puget Sound Energy, Inc.	5.45	6-1-2053	150,000	146,444
Rochester Gas & Electric Corp.144A	1.85	12-1-2030	170,000	149,058
Tucson Electric Power Co.	3.25	5-15-2032	70,000	65,181
Union Electric Co.	5.20	4-1-2034	290,000	300,559
Union Electric Co.	5.25	4-15-2035	100,000	103,869
Union Electric Co.	5.45	3-15-2053	170,000	166,709
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	100,000	102,671
Wisconsin Power & Light Co.	3.95	9-1-2032	120,000	115,880
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	72,751
				8,119,324
Gas: 0.27%
Atmos Energy Corp.	5.90	11-15-2033	110,000	119,956
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	62,437
Southern Co. Gas Capital Corp.	4.95	9-15-2034	200,000	201,543
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	110,000	114,015
				497,951
Total corporate bonds and notes (Cost $46,717,650)				48,172,603
Municipal obligations: 6.63%
California: 0.88%
GO revenue: 0.68%
Foothill-De Anza Community College District Series E	3.22	8-1-2038	225,000	195,179
Glendale Unified School District Series B	1.58	9-1-2030	200,000	179,027
Los Angeles Community College District	1.17	8-1-2026	100,000	98,323
Los Angeles Community College District	1.81	8-1-2030	100,000	92,014
San Diego Community College District	2.38	8-1-2033	235,000	207,681
State of California	5.75	10-1-2031	150,000	163,561
State of California	7.55	4-1-2039	235,000	289,311
				1,225,096
See accompanying notes to portfolio of investments
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.20%
San Jose Redevelopment Agency Successor Agency Series A-T	3.38%	8-1-2034	$375,000	$352,600
				1,577,696
Colorado: 0.25%
Housing revenue: 0.25%
Colorado HFA Series L1 (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2056	415,000	442,332
Florida: 0.10%
Housing revenue: 0.10%
Florida Housing Finance Corp. Series 4 (GNMA / FNMA / FHLMC Insured)	5.50	7-1-2054	175,000	179,410
Hawaii: 0.01%
GO revenue: 0.01%
City & County of Honolulu Series F	3.75	9-1-2030	25,000	24,833
Indiana: 0.20%
Housing revenue: 0.20%
Indiana Housing & CDA Series C-2 (GNMA / FNMA / FHLMC Insured)	6.25	1-1-2054	350,000	368,830
Iowa: 0.17%
Housing revenue: 0.17%
Iowa Finance Authority Series F (GNMA / FNMA / FHLMC Insured)	6.25	7-1-2054	300,000	316,243
Louisiana: 0.37%
Miscellaneous revenue: 0.37%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	525,000	523,663
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	98,457
Louisiana Local Government Environmental Facilities & CDA Series A1	5.05	12-1-2034	50,000	51,988
				674,108
Massachusetts: 0.70%
GO revenue: 0.40%
Commonwealth of Massachusetts	5.46	12-1-2039	250,000	259,745
Commonwealth of Massachusetts Series C	2.51	7-1-2041	125,000	96,643
Commonwealth of Massachusetts Series D	2.66	9-1-2039	434,589	370,083
				726,471
Miscellaneous revenue: 0.02%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	30,662	30,656
Tax revenue: 0.16%
Massachusetts School Building Authority	5.72	8-15-2039	275,000	289,600
Water & sewer revenue: 0.12%
Massachusetts Water Resources Authority	3.10	8-1-2039	250,000	212,434
				1,259,161
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.21%
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08%	12-1-2034	$410,000	$377,250
Nebraska: 0.31%
Education revenue: 0.12%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	215,956
Housing revenue: 0.19%
Nebraska Investment Finance Authority Series B (GNMA / FNMA / FHLMC Insured)	6.00	9-1-2053	325,000	340,612
				556,568
Nevada: 0.18%
Housing revenue: 0.18%
Nevada Housing Division Series F (GNMA / FNMA / FHLMC Insured)	6.00	10-1-2054	305,000	319,241
New York: 0.75%
GO revenue: 0.02%
State of New York Series B	2.36	2-15-2027	40,000	39,349
Tax revenue: 0.51%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	325,000	342,465
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	88,422	90,118
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	470,000	487,794
				920,377
Water & sewer revenue: 0.22%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	383,947
				1,343,673
North Carolina: 0.14%
Education revenue: 0.14%
University of North Carolina at Chapel Hill	3.85	12-1-2034	260,000	254,842
Ohio: 0.26%
Health revenue: 0.18%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	103,031
State of Ohio Cleveland Clinic Health System Obligated Group Series B	3.17	1-1-2030	100,000	97,125
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	150,000	125,504
				325,660
See accompanying notes to portfolio of investments
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.08%
JobsOhio Beverage System Series B	4.89%	1-1-2040	$135,000	$135,866
				461,526
Oklahoma: 0.31%
Utilities revenue: 0.31%
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-1	4.14	12-1-2033	97,341	96,891
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	270,000	256,566
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	200,000	199,968
				553,425
Oregon: 0.28%
GO revenue: 0.28%
State of Oregon	5.89	6-1-2027	49,670	50,592
State of Oregon Series A	5.90	8-1-2038	190,000	206,294
State of Oregon Series B	5.30	5-1-2036	225,000	241,215
				498,101
South Dakota: 0.18%
Housing revenue: 0.18%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	85,000	89,265
South Dakota Housing Development Authority Series H (GNMA / FNMA / FHLMC Insured)	6.01	5-1-2054	225,000	234,387
				323,652
Texas: 1.02%
Education revenue: 0.14%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	257,761
GO revenue: 0.58%
City of Garland	4.54	2-15-2032	450,000	461,558
State of Texas	2.70	4-1-2031	225,000	212,412
State of Texas Series A	4.68	4-1-2040	35,000	33,966
Texas Transportation Commission Mobility Fund	1.88	10-1-2034	350,000	288,731
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	52,479
				1,049,146
Utilities revenue: 0.30%
City of San Antonio Electric & Gas Systems Revenue Series A	5.47	2-1-2045	220,000	223,689
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	125,000	128,879
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.10	4-1-2035	171,648	176,920
				529,488
				1,836,395
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.31%
Housing revenue: 0.25%
Virginia College Building Authority Series 2020B	1.97%	2-1-2032	$150,000	$132,972
Virginia Resources Authority Series B	5.70	11-1-2039	310,000	318,330
				451,302
Miscellaneous revenue: 0.06%
Williamsburg EDA Colonial Williamsburg Foundation	4.96	11-1-2035	115,000	116,222
				567,524
Total municipal obligations (Cost $11,609,944)				11,934,810
Non-agency mortgage-backed securities: 5.62%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.70	6-15-2040	240,000	240,899
Bank5 Series 2024-5YR10 Class A3	5.30	10-15-2057	490,000	506,473
Benchmark Mortgage Trust Series 2020-B16 Class A4	2.48	2-15-2053	350,000	327,528
BLP Commercial Mortgage Trust Series 2025-IND2 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.45	12-15-2042	95,000	95,000
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.33	6-15-2041	300,000	300,000
BOCA Commercial Mortgage Trust Series 2024-BOCA Class A (U.S. SOFR 1 Month+1.92%)144A±	5.88	8-15-2041	150,000	150,187
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	4.77	9-15-2036	339,090	338,878
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	4.95	1-17-2039	350,000	349,565
BX Commercial Mortgage Trust Series 2024-AIRC Class A (U.S. SOFR 1 Month+1.69%)144A±	5.65	8-15-2041	374,478	374,945
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	5.25	12-15-2039	120,399	119,603
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.35	3-15-2041	245,629	245,629
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	4.82	11-15-2036	126,799	126,562
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.60	2-15-2041	150,000	149,626
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	5.11	2-15-2035	665,000	663,703
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±	5.46	6-15-2040	355,072	355,072
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	5.10	3-15-2030	268,951	268,447
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32	3-15-2053	600,000	558,664
Extended Stay America Trust Series 2025-ESH Class A (U.S. SOFR 1 Month+1.30%)144A±	5.26	10-15-2042	190,000	190,296
GS Mortgage Securities Trust Series 2019-GC42 Class A3	2.75	9-10-2052	350,000	332,743
GWT Trust Series 2024-WLF2 Class A (U.S. SOFR 1 Month+1.69%)144A±	5.65	5-15-2041	300,000	300,374
Hudson Yards Mortgage Trust Series 2025-SPRL Class A144A±±	5.65	1-13-2040	260,000	270,045
See accompanying notes to portfolio of investments
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	5.31%	3-15-2042	$300,000	$299,813
Life Mortgage Trust Series 2022-BMR2 Class A1 (U.S. SOFR 1 Month+1.30%)144A±	5.25	5-15-2039	240,000	231,344
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	350,000	356,441
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	154,707
Royal St. Moritz♦	3.97	1-1-2033	325,000	320,330
Second & Second♦±±	3.95	1-1-2033	245,000	241,215
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.91	10-15-2041	385,000	385,241
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	4.96	1-15-2039	170,000	169,736
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	4.90	11-15-2036	350,000	349,674
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.40	2-15-2042	255,000	252,692
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	5.20	12-15-2039	125,000	125,000
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.06	6-15-2052	754,339	726,667
WHARF Commercial Mortgage Trust Series 2025-DC Class A144A±±	5.53	7-15-2040	225,000	232,836
Total non-agency mortgage-backed securities (Cost $10,075,088)				10,109,935
U.S. Treasury securities: 15.58%
U.S. Treasury Bonds	4.63	2-15-2055	7,020,000	6,960,769
U.S. Treasury Bonds	4.75	5-15-2055	1,955,000	1,978,521
U.S. Treasury Bonds	4.88	8-15-2045	4,080,000	4,207,500
U.S. Treasury Bonds	5.00	5-15-2045	7,045,000	7,385,142
U.S. Treasury Notes	3.50	9-30-2027	1,250,000	1,249,658
U.S. Treasury Notes	3.50	10-31-2027	6,280,000	6,278,528
Total U.S. Treasury securities (Cost $27,241,492)				28,060,118
Yankee corporate bonds and notes: 4.00%
Basic materials: 0.71%
Chemicals: 0.24%
Nutrien Ltd.	2.95	5-13-2030	100,000	94,671
Nutrien Ltd.	4.90	3-27-2028	100,000	101,799
Nutrien Ltd.	5.25	3-12-2032	240,000	247,967
				444,437
Mining: 0.47%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	370,281
Rio Tinto Finance USA PLC	5.00	3-14-2032	110,000	113,724
South32 Treasury Ltd.144A	4.35	4-14-2032	370,000	359,561
				843,566
Communications: 0.36%
Telecommunications: 0.36%
NTT Finance Corp.144A	5.17	7-16-2032	360,000	371,232
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Rogers Communications, Inc.	3.80%	3-15-2032	$170,000	$160,811
Rogers Communications, Inc.	5.00	2-15-2029	110,000	112,183
				644,226
Energy: 0.39%
Oil & gas: 0.20%
Canadian Natural Resources Ltd.	5.00	12-15-2029	340,000	348,214
Pipelines: 0.19%
Enbridge, Inc.	3.13	11-15-2029	120,000	115,059
Enbridge, Inc.	5.70	3-8-2033	220,000	233,011
				348,070
Financial: 2.05%
Banks: 2.05%
Bank of Montreal (U.S. SOFR+1.08%)±	4.35	9-22-2031	200,000	200,318
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	50,721
Bank of Nova Scotia	4.85	2-1-2030	150,000	153,811
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	60,000	61,879
Bank of Nova Scotia (U.S. SOFR+1.09%)±	4.34	9-15-2031	75,000	74,899
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	283,106
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	5.71	1-21-2033	350,000	371,135
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	205,531
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	273,218
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	250,000	260,560
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	250,000	252,089
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	268,762
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	51,670
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	120,000	121,952
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	250,000	256,582
Sumitomo Mitsui Financial Group, Inc.	3.04	7-16-2029	250,000	240,620
Toronto-Dominion Bank	5.30	1-30-2032	110,000	115,497
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	266,972
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	179,819
				3,689,141
Industrial: 0.36%
Aerospace/defense: 0.11%
BAE Systems PLC144A	3.40	4-15-2030	200,000	193,678
Building materials: 0.16%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	206,575
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	4-19-2029	80,000	83,463
				290,038
See accompanying notes to portfolio of investments
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.09%
Canadian National Railway Co.	4.20%	3-12-2031	$160,000	$160,459
Technology: 0.13%
Semiconductors: 0.13%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	62,673
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.85	8-19-2032	100,000	100,889
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	81,401
				244,963
Total yankee corporate bonds and notes (Cost $6,974,842)				7,206,792

		Yield	Shares
Short-term investments: 0.70%
Investment companies: 0.70%
Allspring Government Money Market Fund Select Class♠∞##		3.93	1,252,724	1,252,724
Total short-term investments (Cost $1,252,724)				1,252,724
Total investments in securities (Cost $174,457,183)	99.72%			179,548,697

		Interest rate		Principal
TBA sale commitments: (0.99)%
Agency securities: (0.99)%
FNMA		3.00	12-1-2055	(2,000,000)	(1,776,030)
Total agency securities (Cost $(1,763,906))					(1,776,030)
Total TBA sale commitments (proceeds $(1,763,906))	(0.99)%				(1,776,030)
Other assets and liabilities, net	1.27				2,284,434
Total net assets	100.00%				$180,057,101

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
CDA	Community Development Authority
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 19

Portfolio of investments—November 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,503,963	$13,283,414	$(13,534,653)	$0	$0	$1,252,724	1,252,724	$22,283
See accompanying notes to portfolio of investments
20 | Allspring Broad Market Core Bond ETF

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Broad Market Core Bond ETF | 21

Notes to portfolio of investments—November 30, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$50,673,845	$0	$50,673,845
Asset-backed securities	0	22,137,870	0	22,137,870
Corporate bonds and notes	0	48,172,603	0	48,172,603
Municipal obligations	0	11,934,810	0	11,934,810
Non-agency mortgage-backed securities	0	10,109,935	0	10,109,935
U.S. Treasury securities	28,060,118	0	0	28,060,118
Yankee corporate bonds and notes	0	7,206,792	0	7,206,792
Short-term investments
Investment companies	1,252,724	0	0	1,252,724
Total assets	$29,312,842	$150,235,855	$0	$179,548,697
Liabilities
TBA sale commitments
Agency securities	$0	$1,776,030	$0	$1,776,030
Total liabilities	$0	$1,776,030	$0	$1,776,030
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Broad Market Core Bond ETF